[HEMOBIOTECH, INC. LETTERHEAD]


                                                                    May 13, 2005

VIA EDGAR
---------
Jeffrey P. Riedler
Division of Corporate Finance
Securities and Exchange Commission
450 5th Street, NW
Washington, DC 20549
(Mail Stop 03-08)

 RE:   HEMOBIOTECH, INC. (THE "COMPANY")
       REGISTRATION STATEMENT ON FORM SB-2, FILED JANUARY 18, 2005, AND AMENDED BY FORM SB-2/A ON EACH OF APRIL 15, 2005 AND MAY 10, 2005
       FILE NO. 333-122097


Dear Mr. Riedler:
         The Company is filing herewith a third amended Registration Statement ("Third Amended Registration Statement") in response to the telephonic comments received by the Company from Oscar Young of your office on May 12, 2005 and the Company's subsequent telephonic conversations with Mr. Young on May 12 and May 13, 2005.

         For your records, the Company will deliver to you five copies of the Third Amended Registration Statement, marked to show changes from the previously filed second amended Registration Statement of the Company. The Company plans to follow this filing immediately with a request to accelerate the effective date of the Third Amended Registration Statement.

         If you should have any questions concerning this letter or the enclosed materials or desire any additional information or clarification in respect of the Third Amended Registration Statement, please do not hesitate to contact the undersigned at (214) 540-8411.

                                          Very truly yours,


                                          /s/ Arthur P. Bollon
                                          -----------------------
                                          Arthur P. Bollon, Ph.D.
                                          President and Chief Executive Officer


cc:  Robert H. Cohen, Esq.
     Anthony J. Marsico, Esq.
     Marlene M. Markard, Esq.